Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Details of the outstanding rights, options and warrants and value of such rights, options and warrants

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2010	116,604,776	$0.019
Granted	148,176,421	0.025
Exercised	(402,965)	0.001
Cancelled or expired	(2,281,311)	0.163
Outstanding at December 31, 2011	262,096,921	$0.021
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at June 30, 2012	262,096,921	$0.021

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2010	833,333	$0.14
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at December 31, 2011	833,333	$0.14
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at June 30, 2012	833,333	$0.14

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share

Outstanding at December 31, 2009	35,493,172	$0.030
Granted	90,191,077	0.015
Exercised
Cancelled or expired	(9,079,473)	0.015
Outstanding at December 31, 2010	116,604,776	$0.019
Granted	148,176,421	0.025
Exercised	(402,965)	0.001
Cancelled or expired	(2,281,311)	0.163
Outstanding at December 31, 2011	262,096,921	$0.021

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2009	1,000,000	$0.14
Granted
Exercised
Cancelled or expired	(166,667)	0.14
Outstanding at December 31, 2010	833,333	$0.14
Granted	—	—
Exercised	—	—
Cancelled or expired	—	—

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2011	833,333	$0.14

Assumptions used in calculations of the Black-Scholes option pricing model for options and warrants

	Six months ended June 30,
	2012	2011
Risk-free interest rates	2.39%	0.57-1.60%
Expected life	3 years	3 years
Expected dividends	0%	0%
Expected volatility	96%	96%
Vycor Common Stock fair value	$0.0125-$0.0225	$0.0125

	Year ended December 31,
	2011	2010
Risk-free interest rates	0.42-1.60%	1.91-2.39%

Expected life	3 years	3 years

Expected dividends	0%	0%

Expected volatility	96-99%	96%

Vycor Common Stock fair value	$0.02-$0.03	$0.0125-$0.0175